INVENTORIES	12 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:

	September 30,
	2013	2014
	RMB	RMB
Work in progress and supplies	436,251	498,384
Finished goods	86,861	71,571
Provision	(52,301)	(53,587)

	470,811	516,368

As of September 30, 2013 and 2014, goods already delivered to customers but still recorded in finished goods, amounted to RMB11,376 and RMB10,373 respectively. As the Company does not recognize revenues until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be recognized as cost of revenues when related revenues is recognized.

Provision for inventories is as below:

	Years ended
	September 30,
	2013	2014
	RMB	RMB

Balance at beginning of year	27,547	52,301
Additions	38,561	21,984
Write-off	(13,807)	(20,698)

Balance at end of year	52,301	53,587